Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of reconciliation of the redeemable non-controlling interests
January 1, 2018	$25,839
Net income attributable to redeemable non-controlling interest	3,383
Increase in value of put options of redeemable non-controlling interests	1,726
Dividend declared to redeemable non-controlling interest	(1,979)
Foreign currency translation adjustments	(1,734)

December 31, 2018	$27,235

Schedule of property and equipment, net
Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Schedule of stock-based compensation expense related to employee stock options
	Year ended December 31,
	2016	2017	2018

Cost of revenue	$15	$7	$2
Research and development	17	8	4
Selling and marketing	71	-	4
General and administrative	49	63	184

Total stock-based compensation expense	$152	$78	$194

Schedule of previously reported consolidated statement of cash flows
	Year Ended December 31, 2017
	As previously reported	Adjustments	As Adjusted
Net cash used in investing activities	$(12,419)	$5,103	$(7,316)
Net cash used in financing activities	$(14,311)	$(5,103)	$(19,414)

	Year Ended December 31, 2016
	As previously reported	Adjustments	As Adjusted
Net cash used in investing activities	$(35,982)	$1,779	$(34,203)
Net cash provided by financing activities	$22,190	$(1,779)	$20,411